Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 15,817	$ 7,664
Accounts receivable	367	528
Prepaid expenses and other current assets	1,170	16
Finance receivables	885	660
Deferred tax asset	69	164
Total current assets	18,308	9,032
Finance receivables	30,690	28,626
Marketable investments	3,119	3,119
Investment in unconsolidated entities	9,650	10,425
Deferred tax asset	8,436	9,639
Debt issuance costs	452	523
Other assets	705	211
Total assets	71,360	61,575
Current liabilities:
Accounts payable and accrued liabilities	1,559	363
Total current liabilities	1,559	363
Loan credit agreement	11,000	5,000
Warrant liability	316	292
Other long-term liabilities		3
Total liabilities	12,875	5,658
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value; 250,000,000 shares authorized; 43,174,894 and 43,034,894 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively	43	43
Additional paid-in capital	4,321,590	4,321,454
Accumulated deficit	(4,268,344)	(4,271,193)
Accumulated other comprehensive income
Total SWK Holdings Corporation stockholders' equity	53,289	50,304
Non-controlling interests in consolidated entities	5,196	5,613
Total stockholders' equity	58,485	55,917
Total liabilities and stockholders' equity	$ 71,360	$ 61,575